Stockholder's Equity - Additional Information (Detail)									1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2015 shares	Oct. 07, 2014 shares	Sep. 08, 2014 Person shares	Aug. 21, 2014 Person	Jun. 05, 2014 USD ($) shares	Feb. 03, 2014 shares	Dec. 18, 2013	Jan. 01, 2012 shares	Jan. 31, 2015 shares	Jan. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2013 shares	Nov. 30, 2011 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Jun. 30, 2015 $ / shares shares	Apr. 01, 2013	Mar. 22, 2013
Stockholders Equity [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares													$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding													3,000,000		1,000,000		3,000,000	3,000,000
Treasury Stock, Shares													60,000				60,000
Proceeds from Issuance of Common Stock (in Dollars) | $																$ 2,442,859	$ 2,442,859	$ 4,486,541	$ 858,415
Dividends Payable, Nature							two-for-one (2:1)
Common Stock Dividends, Shares						14,762,875
Stock Issued During Period, Shares, Share-based Compensation, Gross			346,875
Number of Board Members | Person			2	2
Stock Issued During Period, shares, as a payment of certain accounts payables													52,892		1,633,047
Stock Issued During Period, value, as a payment of certain accounts payables | $													$ 316,065		$ 364,728		$ 316,065	$ 119,553
Stock value to be received | $														$ 153,250					$ 153,250
Shares to be received														74,100					74,100
Common stock, authorized													100,000,000		100,000,000		100,000,000	100,000,000		100,000,000
Common stock, authorized after amendment																				400,000,000
Common stock, par value | $ / shares													$ 0.001		$ 0.001		$ 0.001	$ 0.001		$ 0.001
Increase of authorized capital approved by the stockholders, effective date															Oct. 27, 2015
Common Stock [Member]
Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues																	485,830	2,115,100	2,463,366
Stock Issued During Period, shares, as a payment of certain accounts payables															1,633,047		54,392	43,506
Stock Issued During Period, value, as a payment of certain accounts payables | $															$ 1,633		$ 54	$ 44
Non-cash additions to equity from the issuances of warrants and common stock in connection with acquisition | $																			$ 4,000
Shares of common stock sold																			2,463,000
Proceed from issuance of common stock | $																			$ 858,000
Issuance of common stock for acquisition PVMI (in Shares)																			4,000,000
Cancelled shares															3,000,000
Issuance common stock upon exercise of the warrants held by various previous owners of VII															206,480		252,812
Common Stock [Member] | Vincent Chase [Member]
Stockholders Equity [Line Items]
Cancelled shares	3,000,000
Preferred Stock [Member]
Stockholders Equity [Line Items]
Stock Repurchased and Retired During Period, Shares																		3,000,000
Cancelled shares															2,000,000
Preferred Stock [Member] | Vincent Chase [Member]
Stockholders Equity [Line Items]
Cancelled shares	2,000,000
Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																$ 0.001
Preferred Stock, Shares Outstanding													3,000,000	6,000,000	1,000,000	3,000,000	3,000,000	3,000,000	6,000,000
Special voting right												The Series A Preferred Stock has special voting rights when voting as a class with the Common Stock as follows: (i) the holders of Series A Preferred Stock shall have such number of votes as is determined by multiplying (a) the number of shares of Series A Preferred Stock held by such holder, (b) the number of issued and outstanding shares of the Corporation’s Series A Preferred Stock and Common Stock (collectively, the “Common Stock”) on a Fully-Diluted Basis (as hereinafter defined), as of the record date for the vote, or, if no such record date is established, as of the date such vote is taken or any written consent of stockholders is solicited, and (c) 0.00000025; and (ii) the holders of Common Stock shall have one vote per share of Common Stock held as of such date. “Fully-Diluted Basis” mean that the total number of issued and outstanding shares of the Company’s Common Stock shall be calculated to include (a) the shares of Common Stock issuable upon exercise and/or conversion of all of the following securities (collectively, “Common Stock Equivalents”): all outstanding (a) securities convertible into or exchangeable for Common Stock, whether or not then convertible or exchangeable (collectively, “Convertible Securities”), (b) subscriptions, rights, options and warrants to purchase shares of Common Stock, whether or not then exercisable (collectively, “Options”), and (c) securities convertible into or exchangeable or exercisable for Options or Convertible Securities and any such underlying Options and/or Convertible Securities.
Series A Preferred Stock [Member] | Stock Issued to Founder and Shareholder [Member]
Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues												6,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares												$ 0.001
Convertible Preferred Stock, Terms of Conversion												converted to common stock at a ratio of 1 (one) share of Series A Preferred Stock to 5 (five) shares of common stock
Series A Preferred Stock [Member] | Stock Issued To Shareholder [Member]
Stockholders Equity [Line Items]
Stock Repurchased During Period, Shares														3,000,000
Series A Preferred Stock [Member] | Stock Issued to Founder [Member]
Stockholders Equity [Line Items]
Stock Repurchased and Retired During Period, Shares											3,000,000
Common Stock Issuance [Member]
Stockholders Equity [Line Items]
Stock Issued During Period, Shares, New Issues										485,830								2,115,100
Sale of Stock, Price Per Share (in Dollars per share) | $ / shares										$ 5.00								$ 2.23
Proceeds from Issuance of Common Stock (in Dollars) | $										$ 2,427,859								$ 4,486,541
Affiliated Entity [Member]
Stockholders Equity [Line Items]
Treasury Stock, Shares													60,000				60,000
Affiliated Entity [Member] | PVM International Inc. (PVMI) [Member]
Stockholders Equity [Line Items]
Issuance of common stock for acquisition PVMI (in Shares)								4,000,000
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Affiliated Entity [Member] | Bio-Tech Medical Software [Member]
Stockholders Equity [Line Items]
Stock Repurchased During Period, Shares					30,000
Stock Repurchased During Period, Value (in Dollars) | $					$ 604,800
Affiliated Entity [Member] | MedVend Holdings LLC [Member]
Stockholders Equity [Line Items]
Stock Repurchased During Period, Shares					30,000
Stock Repurchased During Period, Value (in Dollars) | $					$ 604,800
Board Member [Member]
Stockholders Equity [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross		84,374	93,751
Vaporfection International Inc. [Member]
Stockholders Equity [Line Items]
Non-cash additions to equity from the issuances of warrants and common stock in connection with acquisition | $																		$ 1,285,553
Business Acquisition, Percentage of Voting Interests Acquired																					100.00%	100.00%
Issuance common stock upon exercise of the warrants held by various previous owners of VII									206,480								252,812